SUBSEQUENT EVENTS (Details)			1 Months Ended			12 Months Ended
	Jan. 06, 2025 USD ($) item Lender shares	Nov. 01, 2024 USD ($) $ / shares shares	Jan. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Nov. 30, 2024	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)
SUBSEQUENT EVENTS
Value of shares issued for services						$ 2,818,565	$ 1,450,000	$ 2,888,787
Subsequent event
SUBSEQUENT EVENTS
Number of subscription agreements entered		20
Number of purchasers entered into subscription agreements		20
Sale of ordinary shares, net (in shares) | shares		5,400,000
Share price, (per share) | $ / shares		$ 1.852
Proceeds from issuance of ordinary shares		$ 10,000,000
Demand registration right will be terminated (in years)					36 months
Subsequent event | Class A ordinary shares
SUBSEQUENT EVENTS
Share price, (per share) | $ / shares		$ 1.852
Subsequent event | Class A ordinary shares | Related party
SUBSEQUENT EVENTS
Number of creditors for the debt conversion agreements | Lender	5
Number of debt conversion agreements entered | item	5
Aggregate amount of debt settled in debt conversion	$ 2,209,575
Number of shares issued for settlement of debt upon conversion agreement (in shares) | shares	1,355,568
Subsequent event | Class A ordinary shares | Minimum
SUBSEQUENT EVENTS
Share price, (per share) | $ / shares		$ 1.852
Subsequent event | Class A ordinary shares | 2023 Performance Incentive Plan
SUBSEQUENT EVENTS
Number of shares issued for services | shares				32,000
Value of shares issued for services				$ 52,160
Subsequent event | Class B ordinary shares | Related party
SUBSEQUENT EVENTS
Sale of ordinary shares, net (in shares) | shares			1,000,000
Share price, (per share) | $ / shares			$ 2.31
Proceeds from issuance of ordinary shares			$ 2,310,000